INCOME TAXES (Details 2) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Deferred income tax assets, net	$ 122,388	$ 81,294
Mineral Properties [Member]
Statement [Line Items]
Deferred income tax assets, net	2,404	174
Property and Equipment
Statement [Line Items]
Deferred income tax assets, net	986	807
Other
Statement [Line Items]
Deferred income tax assets, net	1,432	3,936
Non-capital Loss Carryforwards
Statement [Line Items]
Deferred income tax assets, net	50,144	49,232
Investment in Big Ridge
Statement [Line Items]
Deferred income tax assets, net	694	0
Capital Loss Carryforwards
Statement [Line Items]
Deferred income tax assets, net	16,267	82
Investment in Treasury Metals
Statement [Line Items]
Deferred income tax assets, net	20,497	14,188
Investment in PC Gold
Statement [Line Items]
Deferred income tax assets, net	14,430	0
Silver Stream Derivative Liability
Statement [Line Items]
Deferred income tax assets, net	8,927	5,882
Investment Tax Credits
Statement [Line Items]
Deferred income tax assets, net	5,209	5,119
Undeducted Financing Costs
Statement [Line Items]
Deferred income tax assets, net	$ 1,398	$ 1,874